Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Uncertain tax position	$ 118.0	$ 51.7
Accrued expenses	33.3	35.4
Taxes payable	31.3	36.5
Employee and business withheld taxes, social security and vacation payment	8.1	8.7
Deferred mobilization/demobilization revenues	6.4	9.4
VAT payable	3.6	6.5
Interest rate swap agreements	0.0	29.0
Other liabilities	0.0	0.4
Total other liabilities	200.7	177.6
Other current liabilities	80.2	121.8
Other non-current liabilities	$ 120.5	$ 55.8